Post Employment Benefits - Summary of Change in Defined Benefit Liability (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	€ 614	€ 398
Current service cost	206	233	€ 193
Interest expense/(income)	(31)	(8)
Increase (decrease) in net defined benefit liability (asset)	789	623
Remeasurements
- Return on plan assets, excluding amounts included in interest expense/(income)	(36)	(14)	8
- Actuarial (Gain)/loss due to change in actuarial assumptions	(17)	187	222
- Actuarial (Gain)/loss due to change in demographic assumptions	36	0	0
- Actuarial (Gain)/Loss due to experience	(537)	24	70
Remeasurement of post-employment benefit obligation	(518)	212
Employer contributions:	(218)	(220)
Ending balance	53	614	398
Present value of obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	2,747	2,330
Current service cost	206	233
Interest expense/(income)	18	30
Increase (decrease) in net defined benefit liability (asset)	2,971	2,593
Remeasurements
- Return on plan assets, excluding amounts included in interest expense/(income)	0	0
- Actuarial (Gain)/loss due to change in actuarial assumptions	(17)	187
- Actuarial (Gain)/loss due to change in demographic assumptions	36
- Actuarial (Gain)/Loss due to experience	(537)	24
Remeasurement of post-employment benefit obligation	(518)	212
Employer contributions:	0	0
Benefits Paid	(45)	(57)
Ending balance	2,408	2,747	2,330
Fair value of plan assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	2,133	1,932
Interest expense/(income)	49	38
Increase (decrease) in net defined benefit liability (asset)	2,182	1,970
Remeasurements
- Return on plan assets, excluding amounts included in interest expense/(income)	0	0
- Actuarial (Gain)/loss due to change in actuarial assumptions	0	0
- Actuarial (Gain)/loss due to change in demographic assumptions	0
- Actuarial (Gain)/Loss due to experience	0	0
Remeasurement of post-employment benefit obligation	0	0
Employer contributions:	218	220
Benefits Paid	(45)	(57)
Ending balance	€ 2,355	€ 2,133	€ 1,932